Summary of accounting policies (Policies)	12 Months Ended
Mar. 31, 2025
Accounting Policies [Abstract]
Description of business
Description of business—
Nomura Holdings, Inc. (“Company”) and its broker-dealer, banking and other financial services subsidiaries provide investment, financing and related services to individual, institutional and government clients on a global basis. The Company and other entities in which it has a controlling financial interest are collectively referred to as “Nomura” within these consolidated financial statements.
Nomura operates its business through various divisions based on the nature of specific products and services, its main client base and management structure. Nomura reports operating results through three business segments: Wealth Management, Investment Management, and Wholesale. Effective from April 1, 2024, Nomura renamed its Retail Division as the “Wealth Management Division” to reflect the transformation of business model. See Note 21 “
Segment and geographic information
” for further details regarding Nomura’s business segments.

Voluntary change in accounting policy
Voluntary change in accounting policy
Effective from April 1, 2024, Nomura has changed its accounting policy in respect of how accounting guidance provided by Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) 940
“Financial Services—Brokers and Dealers”
(“ASC 940”) is applied to the Company and its consolidated subsidiaries. Prior to April 1, 2024, Nomura applied ASC 940 on a consolidated basis to all entities included within these consolidated financial statements. Effective from April 1, 2024, the Company and its consolidated subsidiaries that are not registered as a broker-dealer (“non-BD entities”) no longer apply ASC 940.
This accounting policy change is primarily due to a planned expansion of Nomura’s banking and investment management business and is therefore intended to allow certain non-BD entities to prospectively classify purchases of new non-trading debt securities as either held to maturity (“HTM”) or available for sale (“AFS”) as defined in ASC 320 “
Investments—Debt Securities
” (“ASC 320”).
As retrospective application of this accounting policy change is impracticable, since it would require use of hindsight regarding historical accounting matters such as the initial classification of non-trading debt securities, Nomura has applied this new accounting policy prospectively from April 1, 2024.
As part of this accounting policy change, existing loans held for trading purposes and non-trading debt securities held by non-BD entities previously carried at fair value with changes in fair value recognized through earnings on a recurring basis (i.e. FV-NI) through consolidated application of ASC 940 have been elected for the fair value option (“FVO”) permitted by ASC 825 “Financial Instruments” (ASC 825) on April 1, 2024 and therefore continue to be carried at fair value on a recurring basis from such date. A similar election has been made for subsequent new originations or purchases of loans held for trading purposes and for purchases of certain non-trading debt securities by non-BD entities on or after April 1, 2024. Such loans continue to be reported in the consolidated balance sheets within
Trading assets
with changes in fair value reported in the consolidated statements of income within
Revenue—Net gain on trading
. Similarly, non-trading debt securities elected for the FVO continue to be reported in the consolidated balance sheets within
Non-trading debt securities
with changes in fair value reported in the consolidated statements of income within
Revenue—Other
.
Following this accounting policy change, fair value changes of non-trading debt securities purchased on or after April 1, 2024 and classified as HTM or AFS by non-BD entities are not recognized through earnings, unless an impairment loss is recognized.

There has not been a material financial impact on these consolidated financial statements on initial adoption of this accounting policy change nor a material financial impact since adoption, namely during the year ended March 31, 2025.

Basis of presentation
Basis of presentation—
The accounting and financial reporting policies of Nomura are based on accounting principles generally accepted in the United States (“U.S. GAAP”).
These consolidated financial statements include the financial statements of the Company and other entities in which it has a controlling financial interest. Nomura initially determines whether it has a controlling financial interest in an entity by evaluating whether the entity is a variable interest entity (“VIE”) under ASC 810 “
Consolidation
”. VIEs are entities in which equity investors do not have the characteristics of a controlling financial interest or which do not have sufficient equity at risk for the entities to finance their activities without additional subordinated financial support. Nomura consolidates VIEs where Nomura is the primary beneficiary, which is where (1) Nomura has power to direct the activities of the VIE that is most significantly impact the VIE’s economic performance; and (2) through Nomura’s interest in the VIE, the right to receive benefits or the obligation to absorb losses that could potentially be significant to the VIE, provided that Nomura is not acting as a fiduciary for other interest holders.
For entities other than VIEs, Nomura is generally determined to have a controlling financial interest in an entity when it owns a majority of the voting interests.
Equity investments in entities in which Nomura has significant influence over operating and financial decisions (generally defined as a holding of 20 to 50 percent of the voting stock of a corporate entity, or at least 3 percent of a limited partnership) are accounted for under the equity method of accounting (“equity method investments”) and reported within
Other assets
—
Investments in and advances to affiliated companies
or at fair value by electing the FVO permitted by ASC 825 and reported in the consolidated balance sheets within
Trading assets, Private equity and debt investments or Other assets
—
Other
depending on the nature and purpose of the investments. These investments are tested in their entirety for other-than-temporary impairment when there is an indication of impairment. The underlying assets associated with the equity method investments, including goodwill, are not tested separately for impairment. Where an other-than-temporary impairment is deemed to exist, the equity method investment is written down to its fair value, which establishes a new carrying value to be used prospectively.
Certain consolidated entities are investment companies under ASC 946 “
Financial Services
—
Investment Companies
” (“ASC 946”). Nomura carries all of their investments at fair value, with changes in fair value recognized through the consolidated statements of income.
The Company’s principal subsidiaries include Nomura Securities Co., Ltd. (“NSC”), Nomura Securities International, Inc. (“NSI”), Nomura International plc (“NIP”) and Nomura Financial Products & Services, Inc. (“NFPS”).
All material intercompany transactions and balances have been eliminated on consolidation.

Use of estimates
Use of estimates—
Nomura uses accounting estimates to prepare these consolidated financial statements and they require difficult, subjective and complex judgments by management. Such estimates determined by management to have a significant/material impact during the periods covered by these consolidated financial statements primarily relate to estimates regarding the fair value of financial instruments. Estimates, by their nature, are based on underlying assumptions which require management judgment and depend on the extent of available information. Actual results in future periods may differ from current estimates, which could have a material impact on these consolidated financial statements.
Various references are made throughout the notes to these consolidated financial statements where critical accounting estimates based on management judgment have been made, the nature of the estimates, the underlying assumptions made by management used to derive those estimates and how these estimates affect the amounts reported in these consolidated financial statements.

Fair value of financial instruments
Fair value of financial instruments—
A significant amount of Nomura’s financial assets and financial liabilities are carried at fair value, with changes in fair value recognized through the consolidated statements of income and/ or the consolidated statements of comprehensive income. Use of a fair value measurement is either specifically required under U.S. GAAP or Nomura makes an election to use a fair value measurement for certain eligible items under the FVO permitted by ASC 825.
Other financial assets and financial liabilities are carried at fair value on a nonrecurring basis, where the primary measurement basis is not fair value. Fair value is only used in specific circumstances after initial recognition, such as to measure impairment.
In both cases, fair value is generally determined in accordance with ASC 820 “
Fair Value Measurements and Disclosures
” (“ASC 820”) which defines fair value as the amount that would be exchanged to sell a financial asset or transfer a financial liability in an orderly transaction between market participants at the measurement date. It assumes that the transaction occurs in Nomura’s principal market, or in the absence of a principal market, the most advantageous market for the relevant financial asset or financial liability. See Note 2 “
Fair value measurements
” for further information regarding how Nomura estimates fair value for specific types of financial instruments used in the ordinary course of business.
The fair values of financial assets and financial liabilities of consolidated VIEs which meet the definition of collateralized financing entities are both measured using the more observable fair value of the financial assets and financial liabilities.

Allowance for current expected credit losses
Allowance for current expected credit losses—
Management recognizes allowance for current expected credit losses on financial assets not carried at fair value and certain off-balance
sheet financial instruments including unfunded loan commitments in accordance with ASC 326,
“Financial Instruments – Credit Losses”
(“ASC 326”).
Current expected credit losses are calculated over the expected life of the financial instruments in scope of the requirements on an individual or a portfolio basis, considering all relevant, reasonable and supportable information available about the collectability of cash flows, including information about past events, current conditions and future forecasts. Accrued interest receivables are excluded from the amortized cost basis of financing receivables when calculating current expected credit losses.
The methodology used by Nomura to determine allowances for current expected credit losses in accordance with the current expected credit losses impairment model (“CECL impairment model”) primarily depends on the nature of the financial instrument and whether certain practical expedients permitted by ASC 326 are applied by Nomura.

Allowances for current expected credit losses against recognized financial instruments are reported in the consolidated balance sheets within
Allowance for credit losses
while allowances for current expected credit losses against
off-balance
sheet financial instruments are reported in the consolidated balance sheets within
Other liabilities
. All movements in the allowances are reported in the consolidated statements of income within
Other expenses.
See Note
8

“Financing receivables”
for further information including how allowances for current expected credit losses are calculated.

Transfers of financial assets
Transfers of financial assets—
Nomura accounts for the transfer of a financial asset as a sale when Nomura relinquishes control over the asset by meeting the following conditions: (a) the asset has been isolated from the transferor (even in bankruptcy or other receivership), (b) the transferee has the right to pledge or exchange the asset received, or if the transferee is an entity whose sole purpose is to engage in securitization or asset-backed financing activities, the holders of its beneficial interests have the right to pledge or exchange the beneficial interests held, and (c) the transferor has not maintained effective control over the transferred asset.
In connection with its securitization activities, Nomura utilizes special purpose entities (“SPEs”) to securitize commercial and residential mortgage loans, government and corporate securities or other types of financial assets. Nomura’s involvement with SPEs includes structuring and underwriting, distributing and selling debt instruments and beneficial interests issued by SPEs to investors. Nomura derecognizes financial assets transferred in securitizations provided that Nomura has relinquished control over such assets and does not consolidate the SPE. Nomura may obtain or retain an interest in the financial assets, including residual interests in the SPEs dependent upon prevailing market conditions. Any such interests are carried at fair value and reported within
Trading assets
in the consolidated balance sheets with the change in fair value reported within
Revenue
—
Net gain on trading
in the consolidated statements of income.

Foreign currency translation
Foreign currency translation—
The financial statements of the Company’s subsidiaries and operations are measured using their functional currency which is the currency of the primary economic environment in which the entity operates. All assets and liabilities of subsidiaries and operations which have a functional currency other than Japanese Yen are translated into Japanese Yen at exchange rates at the balance sheet date, and all revenue and expenses are translated at the average exchange rates for the respective years and the resulting translation adjustments are reported in the consolidated statements of comprehensive income, net of applicable income taxes within
Other comprehensive income (loss)
and
Accumulated other comprehensive income
(loss)
in NHI shareholders’ equity.
Foreign currency assets and liabilities are translated at exchange rates at the balance sheet date and the resulting translation gains or losses are credited or charged to the consolidated statements of income.

Revenue from services provided to customers
Revenue from services provided to customers—
Nomura earns revenue through fees and commissions from providing financial services to customers primarily across all three business divisions. These services primarily include trade execution and clearing, distribution of fund units, financial advisory, underwriting and distribution and asset management services.

Revenue is recognized when or as the customer obtains control of the service provided by Nomura which depends on when each of the key distinct substantive promises made by Nomura within the contract with the customer (“performance obligations”) are satisfied. Such performance obligations are generally satisfied at a particularly point in time or, if certain criteria are met, over a period of time.
Revenue from the distribution of fund units and clearing is reported in the consolidated statements of income in
Revenue
—
Commissions,
revenue from asset management services is reported in
Revenue
—
Asset management and portfolio service fees
and revenue from financial advisory, underwriting and distribution is reported in
Revenue
—
Fees from investment banking
.
Costs to obtain or fulfill the underlying contract to provide such financial services to customers are deferred as assets if certain criteria are met. These deferred costs, which are reported in the consolidated balance sheets within
Other assets
, are released to the consolidated statements of income when the related revenue from providing the service is also recognized or earlier, if there is evidence that the costs are not recoverable and therefore impaired.

Trading assets and trading liabilities
Trading assets and trading liabilities—
Trading assets
primarily comprise debt securities, equity securities and derivative assets which are recognized on the consolidated balance sheets on a trade date basis and loans which are recognized on the consolidated balance sheets on a settlement date basis.
Financial assets are classified as being held for trading when any of the following criteria are met:

•	The financial assets are originated or acquired with the intention to generate profit through sale in the short-term;

•	The financial assets are part of a portfolio of identified financial instruments that are managed together for the purposes of short-term profit or arbitrage profit-taking; or

•
The financial assets are derivative assets, other than those formally designated as accounting hedges or certain other non-trading derivative assets entered for specific economic and risk management hedging purposes.

Trading liabilities
primarily comprise short sales of securities and derivative liabilities other than those formally designated as accounting hedges or certain other non-trading derivative liabilities entered into for specific economic and risk management hedging purposes, which are recognized on the consolidated balance sheets on a trade date basis. Trading assets and liabilities are carried at fair value and changes in fair value are generally reported within
Revenue
—
Net gain on trading
in the consolidated statements of income.
Certain short sales of securities of trading liabilities are held to economically hedge the price risk of specific investments in equity securities held for operating purposes. Changes in fair value of these trading liabilities are reported in the consolidated statements of income within
Revenue—Gain (loss) on investments in equity securities
.

Collateralized agreements and collateralized financing
Collateralized agreements and collateralized financing—
Collateralized agreements
consist of reverse repurchase agreements reported as
Securities purchased under agreements to resell
and securities borrowing transactions reported as
Securities borrowed
.
Collateralized
financing
consists
of repurchase agreements reported as
Securities sold under agreements to repurchase
, securities lending transactions reported as
Securities loaned
and certain other secured borrowings.

Reverse repurchase and repurchase agreements principally involve the buying or selling of securities under agreements with clients to resell or repurchase these securities to or from those clients, respectively. These transactions are generally accounted for as collateralized agreements or collateralized financing transactions and are recognized in the consolidated balance sheets at the amount for which the securities were originally acquired or sold. Certain reverse repurchase and repurchase agreements are carried at fair value on a recurring basis through election of the FVO.
Nomura also enters into Japanese repo transactions (“Gensaki Repo”) which are the standard type of repurchase agreement used in Japanese financial markets. These transactions contain margin requirements, substitution rights, and certain restrictions on the client’s right to sell or repledge the transferred securities and are accounted for as collateralized agreements or collateralized financing transactions and are recognized on the consolidated balance sheets at the amount that the securities were originally acquired or sold.
Securities borrowing and lending transactions are generally accounted for as collateralized agreements and collateralized financing transactions, respectively. These transactions are generally cash collateralized and are recognized on the consolidated balance sheets at the amount of cash collateral advanced or received, unless they are carried at fair value on a recurring basis through election of the FVO. Allowances for current expected credit losses recognized against securities borrowing transactions are not significant due to the ongoing monitoring of collateral and the short expected life of these transactions. Where Nomura receives securities rather than cash in a securities lending transaction and such securities can be sold or pledged as collateral, Nomura recognizes the securities received at fair value which are reported in the consolidated balance sheets within
Other assets
—
Other
and the obligation to return those securities as a liability within
Other liabilities.
See Note
8

“Financing receivables”
for further information including how allowances for current expected credit losses under ASC 326 are determined.
Offsetting of collateralized agreements and collateralized financings
Reverse repurchase agreements and repurchase agreements accounted for as collateralized agreements and collateralized financing transactions respectively, entered into with the same counterparty and documented under a master netting agreement are offset in the consolidated balance sheets where the specific criteria defined by ASC
210-20
“
Balance Sheet
—
Offsetting
” (“ASC
210-20”)
are met. These criteria primarily relate to the maturity of the transactions, the underlying systems on which the collateral is settled, associated banking arrangements and the legal enforceability of close-out
and offsetting rights under the master netting agreement. Similarly, securities borrowing and lending transactions accounted for as collateralized agreements and collateralized financing transactions respectively, entered into with the same counterparty and documented under a master netting agreement are also offset in the consolidated balance sheets where the specific criteria defined by ASC
210-20
are met.
Other secured borrowings
primarily consist of secured borrowings from financial institutions and central banks in the inter-bank money market, and are carried at contractual amounts due.
Trading balances of secured borrowings
consist of liabilities related to transfers of financial assets that are accounted for as secured financing transactions rather than sales under ASC 860 “
Transfers and Servicing
” (“ASC 860”) and are reported in the consolidated balance sheets within
Long-term borrowings
. The fair value option is generally elected for these transactions, which are carried at fair value on a recurring basis. See Note 7
“Securitizations and Variable Interest Entities”
and Note 11
“Borrowings”
for further information regarding these transactions.

All Nomura-owned assets pledged to counterparties where the counterparty has the right to sell or repledge the securities, including collateral transferred under Gensaki Repo transactions, are reported parenthetically in the consolidated balance sheets as assets pledged within
Trading assets
.
See Note 5
“Collateralized transactions”
for further information.

Derivatives
Derivatives—
Nomura uses a variety of derivatives, including futures, forwards, swaps and options, for both trading and non-trading
purposes. Freestanding financial instruments which meet the accounting definition of derivatives are carried at fair value in the consolidated balance sheets Certain derivatives embedded in hybrid financial instruments such as structured notes and certificates of deposit are bifurcated from the host contract and are also carried at fair value in the consolidated balance sheets and reported within
Short-term borrowings
or
Long-term borrowings
depending on the maturity of the underlying host contract. Changes in fair value are recognized either through the consolidated statements of income or the consolidated statements of comprehensive income depending on the purpose for which the derivatives are used.
Derivatives used for trading purposes
Derivatives used for trading purposes, including bifurcated embedded derivatives, are carried at fair value in the consolidated balance sheets and reported within
Trading assets or Trading liabilities
depending on whether fair value at the balance sheet date is positive or negative, respectively. Changes in fair value reported in the consolidated statements of income within
Revenue
—
Net gain on trading
.
Derivatives held for
non-trading
purposes
In addition to its trading activities, Nomura uses derivatives for non-trading purposes such as to manage certain risk exposures arising from recognized assets and liabilities, forecasted transactions and firm commitments. Derivatives held for non-trading
purposes include derivatives formally designated as fair value or net investment hedges under ASC 815 “
Derivatives and Hedging
” (“ASC 815”) as well as certain other derivatives designated as economic and risk management hedges as follows:

•
Fair value hedges—
Nomura designates certain derivative as fair value hedges of interest rate risk and foreign exchange risk arising from specific financial liabilities and foreign currency denominated non-trading
debt securities, respectively. These derivatives are highly effective in reducing the risk associated with the exposure being hedged and are highly correlated with changes in the fair value of the underlying hedged items, both at inception and throughout the life of the hedging relationship. Changes in fair value of the hedging derivatives are reported together with those of the hedged financial assets and liabilities through the consolidated statements of income within
Interest expense
and
Revenue
—
Other
, respectively.

•
Net investment hedges—
Nomura designates certain derivatives as hedges of the net investment in foreign operations related to specific subsidiaries or branches with functional currencies other than the Japanese Yen. When determining the effectiveness of net investment hedges, the effective portion of the change in fair value of the hedging derivative is determined by changes in spot exchange rates. Changes in fair value of the hedging derivatives attributable to changes in the difference between the forward rate and spot rate are excluded from the measurement of hedge effectiveness and are reported in the consolidated statements of income within
Revenue
—
Net gain on trading
. All other movements in fair value of highly effective net investment hedging derivatives are reported through
Shareholders’
equity within
Accumulated other comprehensive income (loss)
.

•
Economic and risk management hedges—
Nomura designates certain derivatives as economic and risk management hedges to manage equity price risk, interest rate risk or foreign currency risk of certain specific financial assets and liabilities as well as certain expenses arising from forecasted transactions or firm commitments. Changes in fair value of these derivatives are reported in the same line item in the consolidated statements of income where gains, losses or expenses arising from the hedged transactions are reported.

Although these are non-trading derivatives, such recognized derivative assets and liabilities are currently reported in the consolidated balance sheets within
Trading assets
and
Trading liabilities
respectively, as such amounts are not significant.
Offsetting of derivatives
Derivative assets and liabilities entered into with the same counterparty documented under a legally enforceable master netting agreement and the related cash collateral receivables and payables are presented on a net basis in the consolidated balance sheets where the specific criteria defined by ASC
210-20
and ASC 815 are met.
Settlement-to-market
derivatives
Exchange traded and centrally cleared OTC derivatives typically involve daily variation margin payments and receipts which reflect changes in the fair value of the related derivatives. Such variation margin amounts are accounted for as either a partial settlement of the derivative or as a separate cash collateral receivable or payable depending on the legal arrangement with the relevant central clearing counterparty.
See Note 3 “
Derivatives and hedging activities
” for further information.

Loans receivable
Loans receivable—
Loans receivable are loans held for non-trading purposes, namely those which management intends to hold for the foreseeable future. Loans receivable are either carried at fair value on a recurring basis through election of the FVO or at amortized cost.
Loans receivable carried at fair value
Certain loans which are risk managed on a fair value basis are carried at fair value on a recurring basis through election of the FVO. Nomura makes this election to mitigate volatility in the consolidated statements of income caused by the difference in measurement basis that would otherwise exist between the loans and the derivatives used to risk manage those loans. Changes in the fair value of loans receivable carried at fair value on a recurring basis are reported in
Revenue—Net gain on trading
within the consolidated statements of income. Interest earned on loans receivable carried at fair value on a recurring basis is recognized in
Revenue — Interest and dividends
within the consolidated statements of income.
Loans receivable carried at amortized cost
Loans receivable which are not carried at fair value on a recurring basis through election of the FVO are carried at amortized cost. Amortized cost represents cost adjusted for deferred fees and direct costs, unamortized premiums or discounts on purchased loans and after deducting applicable allowances for current expected credit losses under ASC 326. Interest income, including net loan origination fees, is recognized using the interest method and reported in
Revenue—Interest and dividends
within the consolidated statements of income.

Modifications of loans from debtors experiencing financial difficulty
Prior to April 1, 2023, modifications of loans where the borrower was deemed to be in financial difficulty and Nomura granted, or expected to grant, a financial concession that Nomura would not otherwise consider were accounted for as troubled debt restructurings (“TDRs”). The specific accounting for TDRs was eliminated by ASU
2022-02
“
Financial instruments—Credit losses (Topic 326): Troubled debt restructurings and vintage disclosures
” which NHI adopted effective from April 1, 2023.
See Note
8
 “
Financing receivables
” for further information including how allowances for current expected credit losses under ASC 326 are determined and how modifications of loans are accounted for.

Other receivables
Other receivables—
Receivables from customers
include amounts receivable on client securities transactions, amounts receivable from clients for failed to deliver securities and receivables for commissions receivable.
Receivables from other than customers
include amounts receivable from brokers and dealers for failed to deliver securities, margin deposits, cash collateral receivables for derivative transactions, and net receivables arising from unsettled securities transactions.
These amounts are carried at contractual amounts due less any applicable allowance for current expected credit losses recognized under ASC 326.
See Note
8
 “
Financing receivables”
for further information including how allowances for current expected credit losses under ASC 326 are determined.

Loan commitments
Loan commitments—
Unfunded loan commitments written by Nomura are accounted for as either off-balance
sheet instruments, or are carried at fair value on a recurring basis either as trading instruments or through election of the FVO.
These loan commitments are generally accounted for in a manner consistent with the accounting for the loan receivable upon funding. Where the loan receivable will be classified as a trading asset or elected for the FVO, the loan commitment is also generally carried at fair value, with changes in fair value reported in the consolidated statements of income within
Revenue
—
Net gain on trading
. Loan commitment fees integral to the loan commitment are recognized as part of the fair value of the commitment.
For loan commitments where the loan will be held for the foreseeable future and will not be elected for the fair value option, Nomura recognizes allowances for current expected credit losses in accordance with ASC 326. Loan commitment fees are generally deferred and recognized over the term of the loan when funded as an adjustment to yield. If drawdown of the loan commitment is considered remote, loan commitment fees are recognized over the commitment period as service revenue.
See Note 8
“Financing receivables”
for further information including how allowances for current expected credit losses under ASC 326 are determined.

Non-trading investments
Non-trading investments
Prior to April 1, 2024, all debt securities and equity investments which are not held for trading purposes were recognized on the consolidated balance sheets on a trade date basis and were generally carried at fair value on a recurring basis with any changes in fair value reported in the consolidated statements of income within
Revenue
—
Gain (loss) on investments in equity securities
or
Revenue
—
Other
through consolidated application of ASC 940.
Following the voluntary change in accounting policy effective from April 1, 2024 described above, non-BD entities within the Nomura group are now also permitted to classify non-trading debt securities purchased on or after April 1, 2024 as AFS debt securities or HTM debt securities in accordance with ASC 320.
AFS debt securities
AFS debt securities are non-trading debt securities held by non-BD entities which have not been designated as HTM debt securities nor which have been elected to be carried at fair value through earnings through election of the FVO.
AFS debt securities and accrued interest arising from these securities are reported in the consolidated balance sheets within
Non-trading debt securities
and
Receivables from other than customers
, respectively. AFS debt securities are carried at fair value, with any changes in fair value reported in the consolidated statements of comprehensive income, net of applicable income taxes within
Other comprehensive income (loss)
. Interest income, including amortization of premiums and accretion of discounts, is recognized using the interest method over the life of the AFS debt security and reported in the consolidated statements of income within
Interest and dividends
.
Nomura evaluates each AFS debt security for impairment at each interim and annual balance sheet date when its fair value declines below its amortized cost and therefore the AFS debt security is in an unrealized loss position. If Nomura has the intention to sell the AFS security in an unrealized loss position, or if it is more likely than not that Nomura will be required to sell the security before recovery of its amortized cost, the AFS debt security is written down to its fair value through
Non-interest expenses
—
Other
in the consolidated statements of income.
AFS debt securities which are in an unrealized loss position that Nomura neither has the intention to sell nor a more likely than not requirement to sell are evaluated to determine whether the decline in fair value below its amortized cost has resulted from a credit loss or is due to other factors. Nomura considers various qualitative factors in such determination, including the financial condition of the issuer and any adverse conditions related to industry or geographic area of the issuer, failure of interest and principal payments by the issuer, current status and any changes in rating and credit enhancement. If the AFS debt security fails any of these qualitative criteria, Nomura calculates an allowance for current expected credit losses using a discounted cash flow analysis to determine if all or portion of the unrealized loss is a result of such expected credit losses which is recognized in the consolidated statements of income within
Non-interest expenses
—
Other
. Any residual amount of the unrealized loss which is not due to expected credit losses continues to be recognized within
Other comprehensive income (loss)
.
Nomura does not recognize any allowances for current expected credit losses against accrued interest receivable amounts arising from AFS debt securities since Nomura policy is to write off the receivable by reversing accrued interest when it is determined that the accrued interest receivable is uncollectible.
Any realized gains or losses arising on the sale of or transfer of an AFS debt security recognized in
Accumulated other comprehensive income
(loss)
are reclassified to in the consolidated statements of income within
Revenue—Other
at the point of sale. Nomura uses the moving average method when determining the cost of the AFS debt security for this purpose.

HTM debt securities
HTM debt securities are non-trading debt securities held by non-BD entities which are specifically designated as HTM debt securities on the basis that the non-BD entity has both the ability and the intent to hold the securities until maturity.
HTM debt securities and accrued interest arising from these securities are reported in
Non-trading debt securities
and
Receivables from other than customers
in the consolidated balance sheets, respectively.
HTM debt securities are carried at amortized cost less an appropriate allowance for current expected credit losses typically determined and calculated in the same way as for loans also carried at amortized cost. Interest on HTM debt securities, including amortization of premiums and accretion of discounts, is recognized using the interest method and reported in the consolidated statements of income within
Interest and dividends
. Realized gains and losses from permitted sales or other dispositions of HTM debt securities are determined using the specific identification method and reported within
Revenue
—
Other
in the consolidated statements of income.
Other non-trading debt securities
Other non-trading debt securities consist of all debt securities held by BD entities for non-trading purposes which are mandatorily carried at fair value on a recurring basis through application of ASC 940 and debt securities held by non-BD entities for non-trading purposes which are elected to be carried at fair value on a recurring basis through election of the FVO. Other non-trading debt securities and accrued interest arising from these securities are reported in the consolidated balance sheets within
Non-trading debt securities
and
Receivables from other than customers
, respectively. Interest on other non-trading debt securities is recognized on an accrual basis and reported in
Revenue—Interest and dividends
in the consolidated statements of income.
Equity investments held for non-trading purposes
Equity investments held for non-trading purposes are equity securities and similar instruments in which Nomura has neither control nor significant influence held by both BD and non-BD entities which are not held for trading purposes. The investments include private equity investments, investments in exchanges and settlement systems and equity investments held for operating purposes, namely minority equity investments in unaffiliated Japanese financial institutions and corporations in order to promote existing and potential business relationships. These companies often have similar investments in Nomura. Such cross-holdings are a customary business practice in Japan and provide a way for companies to manage shareholder relationships. Equity investments held for non-trading purposes and accrued dividends receivable arising from these equity investments are reported in the consolidated balance sheets within
Trading assets and private equity and debt investments—Private equity and debt investments
,
Other assets—Investments in equity securities
,
Other assets—Other
depending on the nature of the underlying equity investment.
Equity investments held for non-trading purposes by BD and non-BD entities are mandatorily carried at fair value on a recurring basis through application of ASC 940 and ASC 321
“Investments—Equity Investments”
(“ASC 321”), respectively. Unrealized and realized gains and losses are reported in the consolidated statements of income within
Revenue—Gain on private equity and debt investments
,
Revenue—Gain (loss) on investments in equity securities
or
Revenue—Other
depending on the nature of the underlying equity investment. Dividend income is recognized when Nomura’s right to receive the dividend is established and is reported in the consolidated statements of income within
Revenue—Interest and dividends
.
Certain equity investments held for non-trading purposes by non-BD entities which do not have readily determinable fair values reported in the consolidated balance sheets within
Other assets
—
Investments in equity

securities
or
Other assets
—
Other
have been elected for the fair value measurement alternative permitted by ASC 321 during the year ended March 31, 2025. Under the fair value measurement alternative which is applied on an instrument-by-instrument basis, equity investments are carried at cost plus or minus changes resulting from subsequent observable price changes in qualifying orderly transactions for the identical or similar equity instruments of the same issuer. Any such adjustments are recognized in the consolidated statements of income within
Revenue
—
Gain (loss) on investments in equity securities
and
Revenue
—
Other
.
An equity investment elected for the fair value measurement alternative is qualitatively assessed for impairment at each interim and annual balance sheet date. An equity investment is deemed impaired if its estimated fair value is less than its carrying value, namely either the initial cost of the equity investment or the current adjusted carrying value as a result of an observable price change and prior impairments. Where an equity investment elected for the fair value measurement alternative is deemed impaired, an impairment loss is calculated as the difference between the estimated fair value and the carrying value which is recognized in the consolidated statements of income within
Revenue-Gain (loss) on investments in equity securities
and
Revenue—Other
.

Payables and deposits
Payables and deposits—
Payables to customers
include amounts payable on client securities transactions and are generally measured at contractual amounts due.
Payables to other than customers
include payables to brokers and dealers for
failed-to-receive
securities, cash collateral payable for derivative transactions, certain collateralized agreements and financing transactions and net payables arising from unsettled securities transactions. Amounts are measured at contractual amounts due unless the FVO is elected.
Deposits received at banks
represent amounts held on deposit within banking subsidiaries and are carried at contractual amounts due or carried at fair value on a recurring basis through election of the FVO. The majority of deposits received at banks
consist of interest-bearing deposits. Time deposits with a maturity exceeding one year as of March 31, 2024 and 2025 were ¥242,977 million and ¥408,776 million, respectively.

Office buildings, land, equipment and facilities
Office buildings, land, equipment and facilities—
Office buildings, land, equipment and facilities, owned and held for use by Nomura are carried at cost, net of accumulated depreciation and amortization, except for land, which is carried at cost. Significant renewals and additions are capitalized at cost. Maintenance, repairs and minor renewals are expensed as incurred in the consolidated statements of income.
Leases and subleases entered into by Nomura as either lessor or lessee are classified as either operating or finance leases on inception date in accordance with ASC 842
“Leases”.
On lease commencement date, Nomura as lessee recognizes
right-of-use
(“ROU”) assets and lease liabilities which are reported in the consolidated balance sheets within
Other assets—Office buildings, land, equipment and facilities
and
Other liabilities
, respectively.
Lease liabilities are initially measured at the present value of the future minimum lease payments over the expected lease term. The future minimum lease payments are discounted using a relevant Nomura incremental borrowing rate as derived from information available at lease commencement date. The expected lease term is generally determined based on the contractual maturity of the lease, and adjusted for periods covered by options to extend or terminate the lease when Nomura is reasonably certain to exercise those options. ROU assets are initially measured at the amount of lease liabilities, and adjusted for any prepaid lease payments, initial direct costs incurred and any lease incentives received.

After lease commencement date, for operating leases Nomura as lessee recognizes lease expense over the lease term generally on a straight-line basis in the consolidated statements of income within
Occupancy and related depreciation
or
Information processing and communications
. While for finance leases, Nomura recognizes amortization charges of ROU assets over the lease term and interest expense on finance lease liabilities.
Depreciation and amortization expenses of owned assets are generally computed using the straight-line method and recognized over the estimated useful lives of each asset. The estimated useful life of an asset considers technological change, normal deterioration and actual physical usage by Nomura. Leasehold improvements are depreciated over the shorter of their useful life or the term of corresponding lease.
The estimated useful lives for significant asset classes are as follows:

Office buildings	3 to 50 years
Equipment and facilities	3 to 20 years
Software	3 to 5 years
Long-lived assets, including ROU assets and software assets but excluding goodwill and indefinite-lived intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the estimated future undiscounted cash flows generated by the asset is less than the carrying amount of the asset, a loss is recognized to the extent that the carrying value exceeds its fair value.
See Note
9
 “
Leases
” for further information.

Short-term and long-term borrowings
Short-term and long-term borrowings—
Short-term borrowings are defined as borrowings which are due on demand, which have a contractual maturity of one year or less at issuance date, or which have a longer contractual maturity but which contain substantive features outside of Nomura’s control that allows the investor to demand redemption within one year from original issuance date, provided exercise of such features are not considered to be remote. Short-term and long-term borrowings primarily consist of commercial paper, bank borrowings, and certain structured notes issued by Nomura and SPEs consolidated by Nomura, and financial liabilities recognized in transfers of financial assets which are accounted for as financings rather than sales under ASC 860 (“secured financing transactions”). Of these financial liabilities, all structured notes and certain secured financing transactions are carried at fair value on a recurring basis through election of the FVO. Other short and long-term borrowings are carried at amortized cost or at fair value on a recurring basis through election of the FVO.
Structured notes are debt securities which contain embedded features (often meeting the accounting definition of a derivative) that alter the return to the investor from simply receiving a fixed or floating rate of interest to a return that depends upon some other variable(s) such as an equity or equity index, commodity price, foreign exchange rate, credit rating of a third party or more complex interest rate calculation. Structured borrowings are borrowings that have similar characteristics as structured notes.
All structured notes and certain structured borrowings issued by Nomura are carried at fair value on a recurring basis through election of the FVO. This blanket election for structured notes and certain structured borrowings are made primarily to mitigate the volatility in the consolidated statements of income caused by differences in the measurement basis for structured notes and the derivatives used to risk manage those positions and to generally simplify the accounting Nomura applies to these financial instruments.

Changes in the fair value of structured notes elected for the FVO are reported in the consolidated statements of income within
Revenue
—
Net gain on trading
, except for those changes attributable to Nomura’s own creditworthiness which are reported in the consolidated statements of comprehensive income, net of applicable income taxes within
Other comprehensive income (loss)
.
See Note 1
1
 “
Borrowings
” for further information.

Income taxes
Income taxes—
Deferred tax assets and liabilities are recognized in the consolidated balance sheets to reflect the expected future tax consequences of operating loss carryforwards, tax credit carryforwards and temporary differences between the carrying amounts for financial reporting purposes and the tax bases of assets and liabilities based upon enacted tax laws and tax rates. Nomura recognizes deferred tax assets to the extent it believes that it is more likely than not that a benefit will be realized. A valuation allowance is established against deferred tax assets for tax benefits available to Nomura that are not deemed more likely than not to be realized.
Deferred tax assets and deferred tax liabilities that relate to the same tax-paying
component within a particular tax jurisdiction are offset in the consolidated balance sheets. Net deferred tax assets and net deferred tax liabilities are reported in the consolidated balance sheets within
Other assets
—
Other
and
Other liabilities
respectively.
Nomura recognizes and measures unrecognized tax benefits based on Nomura’s estimate of the likelihood, technical merits that tax positions will be sustained upon examination based on the facts and circumstances and information available at the end of each reporting period. Nomura adjusts the level of unrecognized tax benefits when there is more information available, or when an event occurs requiring a change. The reassessment of unrecognized tax benefits could have a material impact on Nomura’s effective tax rate in the period in which it occurs.
Nomura reports income
tax-related
interest and penalties in the consolidated statements of income within
Income tax expense
.
See Note 1
5
 “
Income taxes
” for further information.

Stock-based and other compensation awards
Stock-based and other compensation awards—
Stock-based awards issued by Nomura to senior management and other employees are classified as either equity or liability awards depending on the terms of the award.
Stock-based awards such as Stock Acquisition Rights (“SARs”) and Restricted Stock Units (“RSUs”) which are expected to be settled by the delivery of the NHI Shares are classified as equity awards. For these awards, total compensation cost is generally fixed at the grant date and measured using the grant-date fair value of the award, net of any amount the employee is obligated to pay and estimated forfeitures.
Stock-based awards such as Notional Stock Units (“NSUs”) and Collared Notional Stock Units (“CSUs”) which are expected to be settled in cash are classified as liability awards. Liability awards are remeasured to fair value at each balance sheet date, net of estimated forfeitures with the final measurement of cumulative compensation cost equal to the settlement amount.
For both equity and liability awards, fair value is determined either by using option pricing models, the market price of NHI Shares or the price of the third party index, as appropriate. Compensation cost is recognized in the consolidated statements of income over the requisite service period, which generally is equal to the contractual vesting period. Where an award has graded vesting, compensation expense is recognized using the accelerated recognition method.

Certain deferred compensation awards include “Full Career Retirement” (“FCR”) provisions which permit recipients of the awards to continue to vest in the awards upon voluntary termination or by claiming FCR during a pre-defined
election window if certain criteria based on corporate title and length of service within Nomura are met. The requisite service period for these awards ends on the earlier of the contractual vesting date and the date that the recipients become eligible for or claim FCR.
Compensation cost recognized for stock-based and other compensation awards is reported in the consolidated statements of income within
Compensation and benefits
.
See Note 1
4
 “
Deferred compensation awards
” for further information.

Earnings per share
Earnings per share—
The computation of basic earnings per share is based on the weighted average number of shares outstanding during the year. Diluted earnings per share reflects the assumed conversion of all dilutive securities based on the most advantageous conversion rate or exercise price available to the investors, and assuming conversion of convertible debt under the if-converted
method.
See Note 1
2
 “
Earnings per share
” for further information.

Cash and cash equivalents	Cash and cash equivalents— Nomura defines cash and cash equivalents as cash on hand and demand deposits with banks.
Goodwill and intangible assets
Goodwill and intangible assets—
Goodwill is recognized upon completion of a business combination as the difference between the purchase price and the fair value of the net assets acquired. Subsequent to initial recognition, goodwill is not amortized but is tested for impairment at a reporting unit level during the fourth quarter of each fiscal year, or more frequently during earlier interim periods if events or circumstances indicate there may be impairment. Nomura’s reporting units are at the same level as or one level below its business segments.
Nomura tests goodwill of each separate reporting unit by initially qualitatively assessing whether events and circumstances indicate that it is more likely than not (i.e., greater than 50% likelihood) that a reporting unit’s fair value is less than its carrying amount. If such assessment indicates fair value is not less than the carrying value, the reporting unit is deemed not to be impaired and no further analysis is required. If it is more likely than not that fair value of the reporting unit is below its carrying value, a quantitative test is then performed. A goodwill impairment loss is recognized through the consolidated statements of income as the excess of the carrying amount of a reporting unit, including goodwill, over its fair value but limited to the total amount of goodwill allocated to the reporting unit. Intangible assets not subject to amortization (“indefinite-lived intangible assets”) are generally tested for impairment on an individual asset basis during the fourth quarter of each fiscal year, or more frequently during earlier interim periods if events or circumstances indicate there may be impairment. Similar to goodwill, Nomura tests an indefinite-lived intangible asset by initially qualitatively assessing whether events or circumstances indicate that it is more likely than not that the fair value of the intangible asset is less than its carrying amount. If such assessment indicates fair value is not less than the carrying value, the intangible asset is deemed not to be impaired and no further analysis is required. If it is more likely than not that the fair value of the intangible asset is below its carrying value, the current estimated fair value of the intangible asset is compared with its carrying value. An impairment loss is recognized if the carrying value of the intangible asset exceeds its estimated fair value.
Intangible assets with finite lives (“finite-lived intangible assets”) are amortized over their estimated useful lives and tested for impairment either individually or with other assets (“asset group”) when events and circumstances indicate that the carrying value of the intangible asset (or asset group) may not be recoverable.
A finite-lived intangible asset is impaired when its carrying amount or the carrying amount of the asset group exceeds its fair value. An impairment loss is recognized only if the carrying amount of the intangible asset (or asset group) is not recoverable and exceeds its fair value.
For both goodwill and intangible assets, to the extent an impairment loss is recognized, the loss establishes a new cost basis for the asset which cannot be subsequently reversed.
See Note
1
0 “
Other assets
—
Office buildings, land, equipment and facilities and Other / Other liabilities”
for further information.

Employee benefit plans
Employee benefit plans—
Nomura provides certain eligible employees with various benefit plans, including pensions and other post-retirement benefits. These benefit plans are classified as either defined benefit plans or defined contribution plans.
Defined benefit plans
Plan assets and benefit obligations, as well as the net periodic benefit cost of a defined benefit pension or post-retirement benefit plan, are recognized based on various actuarial assumptions such as discount rates, expected return on plan assets and future compensation levels at the balance sheet date. Actuarial gains and losses in excess of 10% of the greater of the projected benefit obligation or the fair value of plan assets and unrecognized prior service costs or credits are amortized to net periodic benefit cost on a straight-line basis over the average remaining service life of active employees expected to receive benefits. The overfunded or underfunded status of a plan is reported within
Other assets
—
Other
or
Other liabilities
in the consolidated balance sheets, and changes in funded status are reflected in net periodic benefit cost in the consolidated statements of income within
Compensation and benefits
or
Other
and in the consolidated statements of comprehensive income, net of applicable income taxes within
Other comprehensive income (loss)
.
Defined contribution plans
The net periodic pension and other benefit cost of defined contribution plans is recognized in the consolidated statements of income within
Compensation and benefits
when the employee renders service to Nomura, which generally coincides with when contributions to the plan are made.
See Note 1
3
 “
Employee benefit plans
” for further information.

New accounting pronouncements adopted during the current year
New accounting pronouncements adopted during the current year—
The following table presents a summary of new accounting pronouncements relevant to Nomura which have been adopted since April 1, 2024, the date of adoption by Nomura and whether the new accounting pronouncement has had a material financial impact on these consolidated financial statements on adoption or prospectively since adoption:

Pronouncement	Summary of new guidance	Adoption date and method of adoption	Effect on these consolidated financial statements
ASU 2022-03 “Fair value measurement ( Topic 820)”
•  Clarifies that a contractual sale restriction is an entity-specific characteristic and therefore should not be considered in the fair value measurement of an equity security.

•  Enhances disclosures for fair value of investments in equity securities subject to contractual sale restrictions, nature and remaining duration of the restrictions and circumstances that could cause a lapse in the restrictions.
		Nomura adopted the amendments prospectively from April 1, 2024.	No material financial impact on initial adoption or since adoption. See Note 2. “ Fair value measurement ” for related new disclosures.

ASU 2023-07 “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures ”
•  Enhances segment reporting by introducing incremental interim and annual disclosure requirements for more disaggregated expense information about a public entity’s reportable segments and expanding frequency of existing segment disclosures.

•  Requires annual disclosures of information about the chief operating decision maker.

•  Clarifies circumstances where disclosure of more than one measure of a segment’s profit or loss are permitted.
		Nomura adopted the amendments retrospectively from March 31, 2025.	No material financial impact on initial adoption or since adoption. See Note 21. “ Segment and geographic information ” for related new disclosures.

Future accounting developments
Future accounting developments—
The following table presents a summary of new authoritative accounting pronouncements relevant to Nomura which will be adopted on or after April 1, 2025, the expected date of adoption by Nomura and whether the new accounting pronouncement is expected to have a material financial impact on these consolidated financial statements on initial adoption or prospectively after adoption:

Pronouncement	Summary of new guidance	Expected adoption date and method of adoption	Effect on these consolidated financial statements
ASU 2023-08 “Intangibles— Goodwill and Other— Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets”
•  Requires all in-scope crypto assets be subsequently measured at fair value at each reporting period through earnings.

•  Presentation of in-scope crypto assets in the financial statements to be shown separately from other intangible assets.

•  Introduces new disclosure requirements for in-scope crypto assets applicable to all entities.
		Nomura will adopt the amendments based on a modified retrospective approach from April 1, 2025.	No material financial impact expected.

ASU 2023-09 “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”

•  Introduces incremental annual disclosures for disaggregated information about an entity’s effective tax rate reconciliation and information on income taxes paid.

•  Removes certain existing disclosure requirements in relation to unrecognized tax benefits and temporary differences for which a deferred tax liability is not recognized.
		Nomura will adopt the amendments prospectively for the year ending March 31, 2026.	No material financial impact expected.

ASU 2024-03
“Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses”,
as amended by ASU 2025-01
“Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date”
	• Requires additional annual and interim disclosures about specific types of expenses presented in the consolidated statements of income.	Nomura currently plans to initially adopt the amendments to the annual and interim disclosures prospectively in the financial statements for the year ending March 31, 2028 and March 31, 2029 respectively.	Nomura is evaluating the potential impact on these consolidated financial statements but do not expect material financial impact at this stage.